CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES	9 Months Ended
Sep. 30, 2021
Convertible Promissory Notes Related Parties
CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES

NOTE 11: CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES

The Company entered into convertible promissory notes as follows as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible note at 5% interest, maturing December 31, 2022 convertible into common shares at $1.20 per share (two notes – one for $6,525,000 and one for $975,000) for the acquisition of Monster Creative, LLC (see Note 17)	$7,500,000	$-
	7,500,000	-
Less: Current portion	-	-
Total	$7,500,000	$-

Maturities of convertible promissory notes – related parties for the next two years as of September 30 are as follows:

2022	$-
2023	7,500,000
$7,500,000

On June 30, 2021, the Company acquired Monster Creative, LLC. The Monster Purchase Price included: (a) a convertible note to Phantom Power, LLC in the amount of $6,525,000 that bears interest at 5% per annum, and matures December 31, 2022, convertible into the Company’s common stock at $1.20 per share; and (b) a convertible note to Kevin Childress in the amount of $975,000 that bears interest at 5% per annum, and matures December 31, 2022, convertible into the Company’s common stock at $1.20 per share.

Interest expense for the nine months ended September 30, 2021 and 2020 was $94,521 and $0, respectively, and accrued interest as of September 30, 2021 was $94,521.